Lease (Tables)	6 Months Ended
Apr. 30, 2025
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2025	October 31, 2024
Operating lease right of use assets, net	$140,476	$23,407

Operating lease liabilities - current	$75,186	$23,407
Operating lease liabilities - non-current	65,290	-
Total operating lease liabilities	$140,476	$23,407

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of April 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.83 years
Weighted average discount rate	4.6%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as follow:

Twelve months ending April 30,	Amount
2026	$79,975
2027	66,646
Total future minimum lease payments	146,621
Less: imputed interest	6,145
Present value of lease liabilities	$140,476